Operating Leases	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Operating Leases

Note 8 – Operating Leases

The Company has certain cancelable and non-cancelable operating leases for facilities used in the treatment of patients, which expire on various dates through 2027. Certain leases contain renewal options.

Rent expense for the operating leases was $191,758 and $0 during the years ended December 31, 2017 and 2016 and $166,997(unaudited) and $0 (unaudited) during the six months ended June 30, 2018 and 2017.

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802